Organization and Business (Tables)	9 Months Ended
Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Business Acquisition Pro Forma Information

	Nine Months Ended December 31,
	2013	2012
Revenues	$104,784	$77,650
Net loss	14,504,427	2,265,690
Loss per common share – basic and diluted	(0.32)	(0.27)
Weighted average common shares outstanding – basic and diluted	45,946,718	8,380,200